STATEMENT OF INVESTMENTS
BNY Mellon Tax Sensitive Total Return Bond Fund

December 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 10.1%
Asset-Backed Certificates - .7%
Carrington Mortgage Loan Trust, Ser. 2006-NC5, Cl. A2, 1 Month LIBOR +.11%	1.90	1/25/2037	150,163	[a]	145,402
Daimler Trucks Retail Trust, Ser. 2018-1, Cl. A3	2.85	7/15/2021	719,610	[b]	721,296
				866,698
Asset-Backed Ctfs./Auto Receivables - 3.7%
Capital Auto Receivables Asset Trust, Ser. 2018-1, Cl. A4	2.93	6/20/2022	1,000,000	[b]	1,007,351
Enterprise Fleet Financing, Ser. 2018-1, Cl. A2	2.87	10/20/2023	780,167	[b]	783,550
Ford Credit Floorplan Master Owner Trust, Ser. 2018-1, Cl. A1	2.95	5/15/2023	1,000,000		1,010,597
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A3	3.23	5/10/2022	1,000,000	[b]	1,008,970
Santander Retail Auto Lease Trust, Ser. 2018-A, Cl. A3	2.93	5/20/2021	943,131	[b]	945,784
				4,756,252
Banks - 1.6%
Citigroup, Sr. Unscd. Notes	2.88	7/24/2023	1,000,000		1,017,803
JPMorgan Chase & Co., Sr. Unscd. Notes	3.80	7/23/2024	1,000,000		1,053,978
				2,071,781
Collateralized Municipal-Backed Securities - 1.1%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,250,000		1,334,688
Health Care - 3.0%
SSM Health Care Corp., Sr. Unscd. Notes, Ser. 2018	3.69	6/1/2023	3,645,000		3,802,866
Total Bonds and Notes (cost $12,484,714)			12,832,285

Long-Term Municipal Investments - 88.9%
Arizona - 1.4%
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	4.80	7/1/2028	1,600,000	[b]	1,778,256

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 88.9% (continued)
Arkansas - 1.7%
Arkansas Development Finance Authority, Revenue Bonds, Refunding (Washington Regional Medical Center) Ser. B	5.00	2/1/2025	1,835,000	2,133,316
California - 2.4%
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2027	1,100,000	1,279,674
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2031	525,000	[b] 600,878
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2028	1,000,000	1,157,130
				3,037,682
Colorado - 1.9%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2029	1,000,000	1,249,190
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,000,000	1,165,190
				2,414,380
Connecticut - 1.8%
Connecticut, GO, Ser. A	5.00	10/15/2025	1,000,000	1,132,940
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2033	1,000,000	1,143,810
				2,276,750
District of Columbia - .8%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. B	3.88	7/1/2024	1,000,000	1,000,040
Florida - 6.5%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. B2	3.00	11/15/2023	1,250,000	1,255,450
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2026	1,000,000	1,195,280
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (St. Leo University Project)	5.00	3/1/2027	1,485,000	1,725,436
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2027	1,000,000	1,166,280

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 88.9% (continued)
Florida - 6.5% (continued)
Lee County Transportation Facilities, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2025	1,000,000	1,166,780
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,123,420
Village Community Development District No. 7, Special Assessment Bonds, Refunding	3.00	5/1/2020	575,000	576,967
				8,209,613
Georgia - 6.2%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,188,300
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3 & 4 Project)	5.00	1/1/2030	1,145,000	1,397,873
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	5.00	1/1/2021	1,000,000	1,035,930
Main Street Natural Gas, Revenue Bonds (Main Street Natural Gas) Ser. B, 1 Month LIBOR x .67 +.75%	1.90	9/1/2023	1,000,000	[a] 1,002,610
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	1,750,000	1,981,490
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.00	7/1/2029	1,000,000	1,184,720
				7,790,923
Hawaii - 1.9%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,257,710
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	1,090,000	1,174,050
				2,431,760
Illinois - 12.9%
Chicago Il Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	1,000,000	1,112,770
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	1,000,000	1,149,950
Chicago Il Waterworks, Revenue Bonds (2nd LIEN Project)	5.00	11/1/2026	1,000,000	1,147,710
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2027	1,000,000	1,215,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 88.9% (continued)
Illinois - 12.9% (continued)
Chicago O'Hare International Airport, Revenue Bonds	5.25	1/1/2024	1,000,000	1,117,460
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2035	750,000	882,720
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2028	1,000,000	1,112,850
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2035	1,000,000	1,189,170
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University)	5.00	8/1/2035	1,100,000	1,271,512
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2026	1,000,000	1,179,530
Illinois State Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2031	1,000,000	1,176,310
Illinois State Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2027	1,000,000	1,200,970
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	1,000,000	1,069,680
University of Illinois, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2025	1,450,000	1,538,812
				16,364,864
Iowa - .8%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co.)	3.13	12/1/2022	1,000,000	1,014,820
Kansas - .8%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Obligated Group Project) Ser. B	4.00	11/15/2025	1,000,000	1,041,910
Louisiana - .8%
Louisiana Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	5/15/2020	1,000,000	1,012,990
Maryland - 2.9%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B	5.00	7/1/2032	1,000,000	1,202,560

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 88.9% (continued)
Maryland - 2.9% (continued)
Maryland State Transportation Authority, Revenue Bonds	5.00	6/1/2028	2,000,000	2,506,400
				3,708,960
Massachusetts - 2.6%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2028	1,000,000	1,212,850
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,200,000	1,433,676
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	500,000	621,870
				3,268,396
Michigan - .9%
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,000,000	1,152,530
Minnesota - .7%
Duluth Independent School District No. 709, COP, Refunding, Ser. B	5.00	2/1/2024	800,000	910,968
Missouri - 2.7%
Missouri Development Finance Board, Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2028	1,000,000	1,109,270
Missouri Development Finance Board, Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2023	1,000,000	1,117,950
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2027	1,000,000	1,212,300
				3,439,520
New Jersey - 7.1%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey - American Water Company Project) Ser. C	5.10	6/1/2023	1,000,000	1,013,380
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal LLC Project)	5.00	10/1/2023	1,000,000	1,118,330
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2021	1,000,000	1,051,780

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 88.9% (continued)
New Jersey - 7.1% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2026	1,000,000		1,149,390
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. 2015-1A	5.00	12/1/2024	1,000,000		1,161,400
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2022	1,000,000		1,101,680
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2029	1,120,000		1,346,934
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	1,000,000		1,020,990
				8,963,884
New York - 9.0%
New York City, GO, Ser. D2	3.86	12/1/2028	2,000,000		2,197,280
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2026	700,000		786,702
New York City Transitional Finance Authority, Revenue Bonds, Ser. E2	2.63	2/1/2023	1,000,000		1,019,890
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2027	800,000	[b]	964,248
New York State Urban Development Corp., Revenue Bonds, Refunding, Ser. B	2.67	3/15/2023	1,000,000		1,021,280
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	1,000,000		1,127,760
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	5.00	8/1/2021	1,000,000		1,049,530
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. B	3.50	11/1/2024	1,000,000	[b]	1,045,900
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	1,000,000		1,186,190
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2022	1,000,000		1,051,400
				11,450,180
Pennsylvania - 7.3%
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2028	1,000,000		1,248,770

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 88.9% (continued)
Pennsylvania - 7.3% (continued)
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding	2.45	12/3/2029	1,000,000	1,006,450
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	1,000,000	1,158,900
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,000,000	1,022,730
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2033	1,000,000	1,218,580
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2029	1,000,000	1,185,670
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000	1,229,160
The School District of Philadelphia, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	1,000,000	1,225,770
				9,296,030
Rhode Island - 2.1%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2025	1,250,000	1,473,450
Rhode Island Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2026	1,000,000	1,153,670
				2,627,120
South Carolina - .8%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2021	1,000,000	1,069,600
Tennessee - 2.1%
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,120,000	1,340,494
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	4.00	5/1/2023	1,250,000	1,338,400
				2,678,894
Texas - 8.1%
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2027	1,250,000	1,496,463
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2031	1,175,000	1,376,466
Clifton Higher Education Finance Corp., Revenue Bonds (International American Education Federation) Ser. D	5.75	8/15/2033	1,000,000	1,132,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 88.9% (continued)
Texas - 8.1% (continued)
Dallas Love Field, Revenue Bonds	5.00	11/1/2027	1,000,000	1,182,390
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	750,000	860,828
Houston Airport System, Revenue Bonds, Refunding (United Airlines Terminal E Project)	4.75	7/1/2024	1,000,000	1,085,030
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. A, 1 Month MUNIPSA +.90%	2.51	5/1/2020	2,000,000	[a] 2,000,620
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[b] 1,081,350
				10,215,997
Virginia - .8%
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	1,000,000	1,064,650
Washington - 1.0%
Port of Seattle, Revenue Bonds	5.00	4/1/2027	1,000,000	1,228,580
Wisconsin - .9%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2023	1,000,000	1,138,290
Total Long-Term Municipal Investments (cost $107,432,285)			112,720,903
Total Investments (cost $119,916,999)			99.0%	125,553,188
Cash and Receivables (Net)			1.0%	1,224,458
Net Assets			100.0%	126,777,646

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $9,937,583 or 7.84% of net assets.

STATEMENT OF INVESTMENTS
BNY Mellon Tax Sensitive Total Return Bond Fund

December 31, 2019 (Unaudited)

The following is a summary of the inputs used as of December 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	5,622,950	-	5,622,950
Collateralized Municipal-Backed Securities	-	1,334,688	-	1,334,688
Corporate Bonds	-	5,874,647	-	5,874,647
Municipal Securities	-	112,720,903	-	112,720,903

†  See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2019, accumulated net unrealized appreciation on investments was $5,636,189, consisting of $5,641,465 gross unrealized appreciation and $5,276 gross unrealized depreciation.

At December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.